Income Taxes	12 Months Ended
Jul. 31, 2020
Income taxes paid (refund) [abstract]
Income Taxes

36. Income Taxes

Income tax expense recognized in comprehensive loss consists of the following components:

	July 31, 2020	July 31, 2019
Current tax for the year	$—	$—
Adjustments of previous years	—	—
Total	$—	$—

Components of deferred income tax expense (recovery):

	July 31, 2020	July 31, 2019
Origination and reversal of temporary differences	$(98,141)	$(13,007)
Difference between statutory tax rate and deferred tax rate	2,555	172
Change in temporary difference for which no deferred tax assets are recorded	89,563	(5,378)
Deferred income tax recovery	$(6,023)	$(18,213)

The Company's expected tax rate is different from the combined federal and provincial income tax rate in Canada. These differences result from the following elements:

	July 31, 2020	July 31, 2019
Expected tax rate	26.54%	26.64%
Earnings before income taxes	$(552,512)	$(87,281)

Expected tax benefit resulting from loss	(146,637)	(23,252)

Adjustments for the following items:
Tax rate differences	2,555	172
Permanent differences	48,965	9,973
Change in temporary differences for which no tax assets are recorded	89,563	(5,770)
True up and other	(469)	664
	$(6,023)	$(18,213)

The following is a reconciliation of the deferred tax assets and liabilities recognized by the Company:

	Opening	Recognized in	Recognized in	Ending
	August 1, 2019	income	equity	July 31, 2020
	$	$	$	$
Taxable temporary differences	6,858	3,557	—	10,415
Biological assets	(1,514)	184	—	(1,330)
Inventory	(2,920)	(2,168)	—	(5,088)
Loss carryforward	23,369	(23,369)	—	—
Share issue costs	721	(721)	—	—
Intangible assets	(32,537)	28,540	—	(3,997)
Net deferred tax asset (liability)	(6,023)	6,023	—	—

	Opening	Recognized in	Recognized in	Ending
	August 1, 2018	income	goodwill	July 31, 2019
	$	$	$	$
Taxable temporary differences	(117)	7,195	(200)	6,858
Biological assets	(458)	(764)	(292)	(1,514)
Inventory	(1,432)	(930)	(559)	(2,920)
Loss carryforward	2,007	14,058	7,304	23,369
Share issue costs	—	(1,003)	1,724	721
Intangible assets	—	(344)	(32,193)	(32,537)
Net deferred tax asset (liability)	—	18,212	(24,236)	(6,023)

Deferred income taxes reflect the impact of loss carryforwards and of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. At July 31, 2020 deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	July 31, 2020	July 31, 2019
	$	$
Losses carried forward	255,635	5,898
Research and development expenditures	669	266
Fixed Assets, intangibles and other assets	84,482	—
Share issue costs	22,599	8,612
	363,385	14,776

The Company has approximated non-capital losses available to reduce future years' federal and provincial taxable income which expires as follows:

$
2025	187
2026	199
2027	279
2028	236
2029	257
2030	205
2031	291
2032	781
2033	473
2034	1,547
2035	3,601
2036	6,389
2037	14,100
2038	37,111
2039	51,142
2040	132,646
249,444